Note 12 - Variable Interest Entities and Other Long-Term Investment (Tables)	12 Months Ended
Dec. 31, 2015
Weidian [Member]
Note 12 - Variable Interest Entities and Other Long-Term Investment (Tables) [Line Items]
Schedule of Variable Interest Entities [Table Text Block]
	Chinese Yuan (Renminbi)		U.S. Dollars
	December 31,		December 31,
	2014	2015	2015
Total assets	¥1,274,631	¥19,383,313	$2,992,268
Total liabilities	916,514	1,375,226	212,298
Revenues	-	-	-
Net loss	239,133	2,101,030	324,343
Net cash provided by (used in) operating activities	783,358	(2,657,665)	(410,273)
Net cash (used in) investing activities	-	(11,329,122)	(1,748,915)
Net cash provided by financing activities	-	19,751,000	3,049,029